Right of Use Asset (Tables)	6 Months Ended
Dec. 31, 2024
Right of Use Asset [Abstract]
Schedule of Right of Use Asset
	31 December 2024 $	30 June 2024 $
Cost	48,529	50,063
Accumulated amortisation	(23,494)	(19,192)
	25,035	30,871
Balance at beginning of period	30,871	-
Additions	-	50,063
Amortisation	(5,098)	(19,359)
Foreign exchange	(738)	167
Balance at end of the period	25,035	30,871